Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Parties Transactions (Textual)
Rendered services amount	$ 2,511	$ 3,950	$ 1,638
Acquired services and hardware amount	165	102	$ 231
Trade payables balances due to related parties amount	107	64
Trade and other receivables balances due from related parties amount	$ 1,909	$ 931